CONSOLIDATED SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
CONSOLIDATED SEGMENT INFORMATION
NOTE 3 – CONSOLIDATED SEGMENT INFORMATION

	2015
USDm	Tanker Segment	Bulk Segment	Not allocated	Total

Income Statement
Revenue	538.7	1.7	-	540.4
Port expenses, bunkers and commissions	-169.2	-0.5	-	-169.7
Charter hire	-11.1	-0.9	-	-12.0
Operating expenses	-121.7	-1.2	-	-122.9
Administrative expenses	-	-	-19.5	-19.5
Other operating expenses	-	-	-6.3	-6.3
Share of profit/(loss) from joint ventures	-	-	0.2	0.2
Impairment losses on tangible and intangible assets	-	-	-	-
Depreciation	-67.1	-0.2	-	-67.3
Operating profit/(loss) (EBIT)	169.6	-1.0	-25.6	143.0
Financial income	-	-	1.0	1.0
Financial expenses	-	-	-16.9	-16.9
Profit/(loss) before tax	169.6	-1.0	-41.5	127.1
Tax	-	-	-1.0	-1.0
Net profit/(loss) for the year	169.6	-1.0	-42.5	126.1

In 2015 TORM consisted of two business segments: The Tanker Segment and the Bulk Segment. Due to the divestment of the Bulk Segment in 2015, only the Tanker Segment remains for 2016 and 2017, and thus no segment information has been presented for 2017 and 2016.

During 2015, there have been no transactions between the Tanker and the Bulk Segments, and therefore all revenue derives from external customers.

As the Company considers the global market as a whole, and as the individual vessels are not limited to specific parts of the world, the Group has only one geographical segment.